Fair Value Measurement (Details) - Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Balance Beginning	$ 488,641
Issuances		143,228
Change in fair value	(118,615)	345,413
Balance Ending	$ 370,026	$ 488,641